CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and Cash Equivalent	$ 1,445	$ 5,116
Accounts receivable, net of provision for credit losses of $978 and $344	4,973	37,207
Prepaid expenses and other current assets	2,117	759
Total current assets	8,535	43,082
Property, equipment and software, net	341	599
Goodwill	6,520	6,520
Intangible assets, net	9,730	11,684
Deferred tax asset, net	0	6,132
Operating lease right-of-use assets	832	788
Other long-term assets	48	130
Total assets	26,006	68,935
CURRENT LIABILITIES
Accounts payable	7,657	33,926
Accrued liabilities	1,257	3,816
Liability related to tax receivable agreement, current portion	41	41
Current maturities of long-term debt	3,700	1,478
Deferred revenues	507	381
Operating lease liabilities, current portion	188	126
Income taxes payable	0	34
Total current liabilities	13,350	39,802
Long-term debt, net of current portion, deferred financing cost and debt discount	31,603	28,578
Liability related to tax receivable agreement, net of current portion	0	5,201
Operating lease liabilities, net of current portion	783	773
Total liabilities	45,736	74,354
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS’ DEFICIT
Additional paid-in capital	3,786	3,081
Accumulated deficit	(8,774)	(2,538)
Noncontrolling interest	(14,742)	(5,962)
Total stockholders’ deficit	(19,730)	(5,419)
Total liabilities and stockholders’ deficit	26,006	68,935
Common Class A
STOCKHOLDERS’ DEFICIT
Common Stock	0	0
Common Class B
STOCKHOLDERS’ DEFICIT
Common Stock	$ 0	$ 0